Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Basis of Presentation [Abstract]
BASIS OF PRESENTATION

NOTE 3 - BASIS OF PRESENTATION

The accompanying unaudited condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. In the opinion of management, the information herein reflects all adjustments, consisting only of normal recurring adjustments, except as otherwise noted, considered necessary for a fair statement of results of operations, financial position, stockholders’ equity, and cash flows. The results for the interim periods presented are not necessarily indicative of the results expected for any future period. The following information should be read in conjunction with the audited financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023 which was filed with the SEC on April 16, 2024.

NOTE 3 - BASIS OF PRESENTATION

The financial statements are prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”). Certain prior year amounts have been reclassified for consistency with the current year’s presentation. These reclassifications had no effect on the reported results of operations.

On June 1, 2023 (“Effective Date”), LogicMark, Inc., a Delaware corporation (the “Predecessor”), merged with and into its wholly-owned subsidiary, LogicMark, Inc., a Nevada corporation (the “Reincorporation”), pursuant to an agreement and plan of merger, dated as of June 1, 2023 (the “Agreement”). At the Effective Date and pursuant to the Agreement, the Company succeeded to the assets, continued the business and assumed the rights and obligations of the Predecessor existing immediately prior to the Reincorporation.

Net loss per share and all share data for the year ended December 31, 2022 have been retroactively adjusted to reflect the 1-for-20 reverse stock split that occurred on April 21, 2023. See Note 8.